Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities) in which tax effects of significant item that gave rise
Financial statement allowance for loan losses in excess of tax allowance	$ 9,298	$ 8,994
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,474)	(1,019)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	879	773
Writedown of other real estate not deductible for income tax purposes until sold	1,578	800
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest		(43)
Unrealized gain on securities available-for-sale	(1,596)	(537)
Miscellaneous	38
Total deferred tax assets	$ 8,243	$ 8,488